CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ 3,152,399	$ 2,813	$ 157,004,037	$ 1,188,156	$ (155,042,607)
Beginning Balance (in shares) at Dec. 31, 2009		28,130,284
Net loss	(34,849,277)				(34,849,277)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada
Net unrealized losses on investments	(6,483)			(6,483)
Foreign currency translation adjustments	68,824			68,824
Number of shares sold		9,397,382
Issuance of common stock, net issuance costs	19,472,024	940	19,471,084
Exercise of stock purchase warrants (in shares)		14,537
Exercise of stock purchase warrants	2,699	1	2,698
Share-based compensation - stock options	2,292,479		2,292,479
Shares, Exercised	22,316	22,316
Shares issued upon exercise of stock options	56,208	2	56,206
Employee vesting of restricted shares, net (in shares)		84,742
Employee vesting of restricted shares, net	191,495	9	191,486
Conversion of July 2009 Convertible Debt (in shares)		8,588,983
Conversion of July 2009 Convertible Debt	21,830,337	859	21,829,478
Ending Balance at Dec. 31, 2010	12,210,705	4,624	200,847,468	1,250,497	(189,891,884)
Ending Balance (in shares) at Dec. 31, 2010		46,238,244
Net loss	(3,797,573)				(3,797,573)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada
Net unrealized losses on investments
Foreign currency translation adjustments	(239,975)			(239,975)
Number of shares sold		1,857,143
Issuance of common stock, net issuance costs	5,068,728	186	5,068,542
Share-based compensation - stock options	2,251,501		2,251,501
Shares, Exercised	44,464	44,464
Shares issued upon exercise of stock options	118,309	4	118,305
Employee vesting of restricted shares, net (in shares)		96,321
Employee vesting of restricted shares, net	240,111	10	240,101
Ending Balance at Dec. 31, 2011	15,851,806	4,824	208,525,917	1,010,522	(193,689,457)
Ending Balance (in shares) at Dec. 31, 2011		48,236,172
Net loss	(4,920,115)				(4,920,115)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada	(1,227,656)			(1,227,656)
Net unrealized losses on investments
Foreign currency translation adjustments	(194)			(194)
Share-based compensation - stock options	1,803,427		1,803,427
Shares, Exercised	31,474	31,474
Shares issued upon exercise of stock options	38,984	3	38,981
Employee vesting of restricted shares, net (in shares)		85,005
Employee vesting of restricted shares, net	57,712	8	57,704
Warrants to purchase common stock issued in connection with issuance of long-term debt	69,876		69,876
Ending Balance at Dec. 31, 2012	$ 11,673,840	$ 4,835	$ 210,495,905	$ (217,328)	$ (198,609,572)
Ending Balance (in shares) at Dec. 31, 2012		48,352,651